Share Repurchase Program (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands					1 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Nov. 30, 2017 USD ($)	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Apr. 30, 2020 USD ($)
Share Repurchase Program
Shares repurchased (in shares) | shares	157,859	157,859	359,595	359,595		0	0
Shares repurchased	$ 4,149	¥ 28,412	$ 6,459	¥ 42,606
Weighted average price | $ / shares	$ 26.28		$ 17.96
American Depositary Shares
Share Repurchase Program
Authorized to repurchase | $					$ 20,000			$ 20,000
Repurchase term					12 months